SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term Investments (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments	$ 26,179,662	$ 0
Gain from short term investments	$ 282,968	$ 0	$ 0